Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

On July 31, 2014, we completed the sale of the Company's aircraft to Harold W. McGraw III, then Chairman of the Company's Board of Directors and former President and CEO of the Company ("Mr. McGraw") for a purchase price of $20 million, which is modestly higher than the independent appraisal obtained.This transaction was approved by the Nominating and Corporate Governance Committee of the Company's Board of Directors after consultation with members of the Financial Policy Committee. During the second quarter of 2014, we recorded a non-cash impairment charge of $6 million within other (income) loss in our consolidated statement of income as a result of the pending sale.

On June 25, 2014, we repurchased 0.5 million shares of the Company's common stock from the personal holdings of Mr. McGraw. The shares were purchased at a discount of 0.35% from the June 24, 2014 New York Stock Exchange closing price pursuant to a private transaction with Mr. McGraw. We repurchased these shares with cash for $41 million at an average price of $82.66 per share. This transaction was approved by the Nominating & Corporate Governance Committee of the Company's Board of Directors after consultation with members of the Financial Policy Committee.

In June of 2012, we entered into a new license agreement (the "License Agreement") with the holder of S&P Dow Jones Indices LLC noncontrolling interest, CME Group, which replaced the 2005 license agreement between S&P DJ Indices and CME Group. Under the terms of the License Agreement, S&P Dow Jones Indices LLC receives a share of the profits from the trading and clearing of CME Group's equity index products. During the three and six months ended June 30, 2015, S&P Dow Jones Indices LLC earned $14 million and $28 million, respectively, of revenue under the terms of the License Agreement. The entire amount of this revenue is included in our consolidated statement of income and the portion related to the 27% noncontrolling interest is removed in net income attributable to noncontrolling interests.

Related Party Transactions

On July 31, 2014, we completed the sale of the Company's aircraft to Harold W. McGraw III, Chairman of the Company's Board of Directors and former President and CEO of the Company ("Mr. McGraw") for a purchase price of $20 million, which is modestly higher than the independent appraisal obtained. This transaction was approved by the Nominating and Corporate Governance Committee of the Company's Board of Directors after consultation with members of the Financial Policy Committee. During the second quarter of 2014, we recorded a non-cash impairment charge of $6 million within other (income) loss in our consolidated statement of income as a result of the pending sale.

On June 25, 2014, we repurchased 0.5 million shares of the Company's common stock from the personal holdings of Mr. McGraw. The shares were purchased at a discount of 0.35% from the June 24, 2014 New York Stock Exchange closing price pursuant to a private transaction with Mr. McGraw. We repurchased these shares with cash for $41 million at an average price of $82.66 per share. This transaction was approved by the Nominating and Corporate Governance Committee of the Company's Board of Directors after consultation with members of the Financial Policy Committee.

In June of 2012, we entered into a new license agreement (the "License Agreement") with the holder of S&P Dow Jones Indices LLC noncontrolling interest, CME Group, which replaced the 2005 license agreement between S&P DJ Indices and CME Group. Under the terms of the License Agreement, S&P Dow Jones Indices LLC receives a share of the profits from the trading and clearing of CME Group's equity index products. During the years ended December 31, 2014, 2013 and 2012, S&P Dow Jones Indices LLC earned $52 million, $46 million and $21 million of revenue under the terms of the License Agreement, respectively. The entire amount of this revenue is included in our consolidated statement of income and the portion related to the 27% noncontrolling interest is removed in net income attributable to noncontrolling interests.